Income and related expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Interest income and gains (losses) on financial instruments at fair value	$ 1,017,726	$ 1,058,402	$ 312,776
Total interest income and gains (losses) on financial instruments	6,439,712	3,555,213	1,046,746
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Interest income – other receivables	851,237	388,736	66,202
Financial assets, at fair value	973,029	1,087,619	309,196
Other assets [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	44,697	(29,217)	3,580
Credit Card 1 [Member]
IfrsStatementLineItems [Line Items]
Interest income – other receivables	2,521,892	1,014,875	357,831
Loans to consumers [member]
IfrsStatementLineItems [Line Items]
Interest income – other receivables	1,650,321	932,196	292,701
Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Interest income – other receivables	$ 398,536	$ 161,004	$ 17,236